Tax On Profit On Ordinary Activities - Tax on Items Charged to Equity and Comprehensive Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Taxes [Abstract]
Deferred tax - share-based compensation	£ 368	£ 3,919	£ 5,101
Current tax - share-based compensation	(311)	(2,318)	(8,290)
Total charge/ (credit) to equity	£ 57	£ 1,601	£ (3,189)